Exhibit 1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Residential Mortgage Securities 32 PLC

6th floor, 125 Wood Street

London

EC2V 7AN

(the “Issuer”)

The Board of Directors of

Kayl Holdco S.à r.l.

6, Rue Eugène Ruppert

L-2453 Luxembourg

(the “Seller”)

The Board of Directors of

Kensington Mortgage Company Limited

Ascot House, Maidenhead Office Park

Maidenhead

SL6 3QQ

(the “Legal Title Holder”)

Deutsche Bank AG, London Branch

Winchester House

1 Great Winchester Street

London

EC2N 2DB

(the “Arranger”)

Standard Chartered Bank

1 Basinghall Avenue

London

EC2V 5DD

(“SC”)

Citigroup Global Markets Limited

Citigroup Centre

Canada Square, Canary Wharf

London

E14 5LB

(“Citi”, together with the Arranger and SC, the “Joint Lead Managers”)

10 July 2020

PROPOSED ISSUE BY RESIDENTIAL MORTGAGE SECURITIES 32 PLC OF RESIDENTIAL MORTGAGE BACKED SECURITIES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers. The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans in “Loan Pool A” and “Loan Pool B” (the “Loan Pools”) related to the issuance of residential mortgage-backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Board of Directors of the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Legal Title Holder, the Arranger and the Joint Lead Managers, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

The Legal Title Holder informed us that the “First Pool Run” contained a total of 3,519 account numbers representing each mortgage loan in Loan Pool A. A random sample of 442 residential loans was selected from the First Pool Run using the sampling approach below (the “First Sample”). The Legal Title Holder then provided us with the data file ‘RMS32 AUP Data File v1.0.xlsb’ which contained pseudonymised information for each loan in the First Sample (“Sample Pool A”) as at 31 November 2019 (the “Cut-Off Date”).

The Legal Title Holder informed us that the “Second Pool Run” contained a total of 4,089 account numbers representing each mortgage loan in Loan Pool B. A random sample of 444 residential loans was selected from the Second Pool Run using the sampling approach below (the “Second Sample”). The Legal Title Holder then provided us with the data file ‘RMS33 AUP Data File v1.0.xlsb’ which contained pseudonymised information for each loan in the Second Sample (“Sample Pool B”, and together with Sample Pool A, the “Sample Pools”) as at the Cut-Off Date.

A file containing the look-up of the pseudonymised information to the account number and borrower personal information (the “Sample Pool A Look-Up File” and the “Sample Pool B Look-Up File”, together, the “Look-Up File”) was provided to us by the Legal Title Holder on-site. The Legal Title Holder undertakes to retain the Look-Up for the period in accordance with clause 6.6 of the Engagement Letter.

We have carried out the Agreed Upon Procedures on the Sample Pools during the period 20-29 January 2020.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pools contained in the First Pool Run and Second Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.15 and 3.1 to 3.15 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run and Second Pool Run information relating to the Sample Pools agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures were the following: the Application Form, the Offer Letter, CML Disclosure of Incentives Form (“CML Documentation”), Credit Agreement, solicitor’s letter, Certificate of Title (“COT”), Request for Funds, Certificate of Title, Valuation Report (or the AVM report), title searches undertaken by Risk Advisory in October 2017, Land Registry Report, DPR and Summit systems (together, the “System”), Credit Search, Payslips, Employer’s Confirmation, P60, SA302, Accountant Certified Accounts, Annual Statements and Interest Rate Notifications.

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the Loan Pools contained an error in the relevant attribute. Where errors were found in the Sample Pools, we have re-calculated the percentage errors that there might be in the Loan Pools and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

For the purposes of this report, the failure of a single attribute is termed an error.

We carried out the following agreed upon procedures:

2.	Agreed upon Procedures – Loan Pool A

2.1	Borrower Name(s)

For the purposes of procedures 2.1.1 to 2.1.3 below, “substantially agreed” is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. In cases where the surname of the female applicant changed to the surname of the male applicant we were informed by the management of the Seller that such changes are as a result of the changes in the marital status of the applicant. For the avoidance of doubt, we did not check that the changes in the surname of the applicant were due to the change in the marital status of the applicant as no evidence of changes to the marital status were available in the mortgage files.

2.1.1

For each loan in the Sample Pool A, we have compared whether the borrower name(s) shown in the Look-Up File, substantially agreed with that shown on the Application Form. In cases where the borrower name(s) in the Sample Pool A were incomplete, we confirmed that the borrower name(s) shown on the System substantially agreed with that shown on the Application Form. We found that the borrower name(s) agreed as described above, except for 11 cases.

Deloitte ref	Description of exception

20	Application Form unavailable

155	Borrower 2 not shown on Application Form

175	Application Form unavailable

205	Application Form unavailable

210	Application Form unavailable

218	Application Form unavailable

232	Application Form unavailable

236	Application Form unavailable

298	Application Form unavailable

343	Application Form unavailable

344	Application Form unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the loan population contained errors.

2.1.2

For each loan in the Sample Pool A, we have compared whether the borrower name(s) shown in the Look-Up File, substantially agreed with that shown on the latest Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification. In cases where the borrower name(s) in the Sample Pool A were incomplete, we confirmed that the borrower name(s) shown on the System substantially agreed with that shown on the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification. We found that the borrower name(s) agreed as described above, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.1.3

For each loan in the Sample Pool A, we have compared whether the borrower name(s) shown in the Look-Up File, substantially agreed with that shown on the COT, Land Registry Report, Request for Funds or Certificate of Insurance. In cases where the borrower name(s) in the Sample Pool A were incomplete, we confirmed that the borrower name(s) shown on the System substantially agreed with that shown on the COT, Land Registry Report, Request for Funds or Certificate of Insurance. We found that the borrower name(s) agreed as described above, except for 2 cases.

Deloitte ref	Description of exception

155	Borrower 2 not shown on Land Registry Report

157	Incorrect names on Land Registry Report

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.2	Property Address

For the purposes of procedures 2.2.1 to 2.2.3 below, “substantially agreed” is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred, or an incomplete or incorrect postcode is found. In the case of new build properties where the given postal address differs from the plot address as per the documents, we confirmed that either the CML Documentation or a solicitor’s letter stated that the plot and postal addresses referred to the same property.

2.2.1

For each loan in the Sample Pool A, we have compared whether the property address shown in the Look-Up File, substantially agreed with that shown on the Offer Letter, Credit Agreement or Annual Statement. In cases where the Offer Letter, Credit Agreement or Annual Statement did not agree to the Sample Pool A we confirmed that the property address in the Sample Pool A substantially agreed to the property address on the System. We found that the property address agreed as described above, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.2.2

For each loan in the Sample Pool A, we have compared whether the property address shown in the Look-Up File, substantially agreed with that shown on the Valuation Report (or on the AVM report where applicable) or to the System. We found that the property address agreed to the Valuation Report (or the AVM report) or to the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.2.3

For each loan in the Sample Pool A, we have compared whether the property address shown in the Look-Up File, substantially agreed with that shown on the COT, Land Registry Report, Request for Funds or Certificate of Insurance. We found that the property address agreed to the COT, Land Registry Report, Request for Funds or Certificate of Insurance, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.3	Property Tenure

For each loan shown in the Sample Pool A, we have compared whether the property tenure agreed with that shown on the Land Registry Report, COT, Valuation Report or the Request for Funds. We found that the property tenure agreed to the Land Registry Report, COT, Valuation Report or the Request for Funds, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.4	Registered Charge

For each loan shown in Sample Pool A confirmed the charge was either flagged as first charge, or, where flagged as second charge, we confirmed the Land Registry Report showed the originator held first or second charge. We found that the charge was either flagged as first charge, or, where flagged as second charge, we confirmed the Land Registry Report showed the originator held first or second charge, except for 1 case.

Deloitte ref	Description of exception

185	Sample Pool A = second charge, title search = 0 charges

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.5	Amount Advanced

For each loan shown in the Sample Pool A, we have compared whether the amount advanced agreed with that shown on the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification, to within +/- £100. We found that the amount advanced agreed to the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification, to within +/- £100, except for 4 cases.

Deloitte ref	Description of exception

20	Documents unavailable

108	Sample Pool A = £105,689, Offer Letter = £109,088

210	Documents unavailable

232	Documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the loan population contained errors.

2.6	Current Balance

For each loan shown in the Sample Pool A, we have compared whether the current balance agreed with the System as at the Cut-Off Date, to within a tolerance of +/- £250. We found that the current balance agreed to the System, to within a tolerance of +/- £250, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.7	Original Term

For each loan shown in the Sample Pool A, we have compared whether the original term agreed with the term shown in the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification for each mortgage. We found that the original term agreed to that in the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification, except for 1 case.

Deloitte ref	Description of exception

232	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.8	Valuation Amount

For each loan shown in the Sample Pool A, we have compared whether the valuation amount agreed with the amount shown on the Valuation Report (or on the AVM report where applicable) or to the System. For the purposes of this test, where the valuation amount shown on the Sample Pool A agreed with the valuation amount after essential repairs have been completed, we have assumed that the essential repairs have been completed. We found that the valuation amount agreed to that shown on the Valuation Report (or on the AVM report) or to the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.9	Valuation Date

For each loan shown in the Sample Pool A, we have compared whether the valuation date agreed with that shown on the Valuation Report (or on the AVM report where applicable) or to the System within +/- 15 days, or in the case of loans with a re-inspection or additional Valuation Report on file, was equal to, or no later than, 6 months after the date on the original Valuation Report (or on the original AVM report, where applicable). We found that the valuation date agreed to that shown on the Valuation Report (or on the AVM report) or to the System as specified above, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.10	Credit Search

For each loan shown in the Sample Pool A, we have confirmed whether a Credit Search had been completed in the name(s) of the borrower(s). We found that a Credit Search had been completed in the name(s) of the borrower(s), except for 9 cases.

Deloitte ref	Description of exception

20	Credit Search unavailable

175	Credit Search unavailable

205	Credit Search unavailable

210	Credit Search unavailable

218	Credit Search unavailable

232	Credit Search unavailable

236	Credit Search unavailable

343	Credit Search unavailable

344	Credit Search unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the loan population contained errors.

2.11	Income Confirmation

For each loan shown in the Sample Pool A, for loans flagged as verified we have confirmed whether proof of income in the form of pay slips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts was held on the loan file for at least one of the borrowers. For loans flagged as self-certified, we have compared whether the self-certification section on the application form had been completed or whether there was evidence of self-certification on file. In the case of loans flagged as buy-to-lets (“BTL”), we have compared whether a rental estimate had been obtained. We found proof of income as specified above was held on the loan file, except for 11 cases.

Deloitte ref	Description of exception

20	Income documents unavailable

93	Income documents unavailable

94	Income documents unavailable

175	Income documents unavailable

205	Income documents unavailable

210	Income documents unavailable

218	Income documents unavailable

232	Income documents unavailable

236	Income documents unavailable

343	Sample Pool A = BTL, Valuation Report = unavailable

344	Sample Pool A = BTL, Valuation Report = unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the loan population contained errors.

For the avoidance of doubt, certified accounts are those certified by an accountant.

2.12	Document Signatories

2.12.1

For each loan shown in the Sample Pool A, we have confirmed whether the Application Form had been signed in the space designated for the borrower(s). We confirmed that the Application Form had been signed, except for 17 cases.

Deloitte ref	Description of exception

20	Application Form declaration unavailable

94	Application Form declaration unavailable

96	Application Form declaration unavailable

100	Application Form declaration unavailable

101	Application Form declaration unavailable

104	Application Form declaration unavailable

110	Application Form declaration unavailable

111	Application Form declaration unavailable

175	Application Form declaration unavailable

205	Application Form declaration unavailable

210	Application Form declaration unavailable

218	Application Form declaration unavailable

232	Application Form declaration unavailable

236	Application Form declaration unavailable

298	Application Form declaration unavailable

343	Application Form declaration unavailable

344	Application Form declaration unavailable

As a result of the procedures performed there is a 99% confidence that not more than 7% of the loan population contained errors.

2.12.2

For each loan shown in the Sample Pool A, we have confirmed whether the Valuation Report had been signed (where applicable) or that there was a valuer reference number shown on the System (where the valuation is in the form of an AVM, this is not required). We confirmed that the Valuation Report had been signed where applicable, or there was a valuer reference shown on the System, except for 16 cases.

Deloitte ref	Description of exception

20	Valuation Report unavailable

58	Valuation Report unavailable

100	Valuation Report unavailable

101	Valuation Report unavailable

111	Valuation Report unavailable

116	Valuation Report unavailable

128	Valuation Report unavailable

140	Valuation Report unavailable

175	Valuation Report unavailable

205	Valuation Report unavailable

210	Valuation Report unavailable

218	Valuation Report unavailable

232	Valuation Report unavailable

236	Valuation Report unavailable

343	Valuation Report unavailable

344	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 7% of the loan population contained errors.

2.12.3

For each loan shown in the Sample Pool A, we have confirmed whether the COT had been signed in the space designated for the solicitor, or where no COT was present we confirmed the presence of a Request for Funds or a Certificate of Insurance. We confirmed that the relevant document was present as described above, except for 10 cases.

Deloitte ref	Description of exception

20	Source documents unavailable

156	Source documents unavailable

175	Source documents unavailable

210	Source documents unavailable

218	Source documents unavailable

232	Source documents unavailable

236	Source documents unavailable

304	Source documents unavailable

343	Source documents unavailable

344	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 5% of the loan population contained errors.

2.13	Origination Date

For each loan shown in the Sample Pool A, we have compared whether the origination date agreed with that shown on the System, Annual Statement or Interest Rate Notification, to within 1 day. We found that the origination date agreed to that shown on the System, Annual Statement or Interest Rate Notification, to within 1 day, except for 2 cases.

Deloitte ref	Description of exception

232	Source documents unavailable

343	Sample Pool A = 06/07/2006, Annual Statement = 02/08/2006

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.14	Current Interest Rate

For each loan shown in the Sample Pool A, we have compared whether the current interest rate as at the Cut-Off Date agreed with that shown on the System. We found that the current interest rate as at the Cut-Off Date agreed to that shown on the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.15	Arrears Balance

For each loan shown in the Sample Pool A, we confirmed that the arrears balance as at the Cut-Off Date agreed to that shown on the System. We found that the arrears balance as at the Cut-Off Date agreed to that shown on the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.	Agreed upon Procedures – Loan Pool B

3.1	Borrower Name(s)

For the purposes of procedures 3.1.1 to 3.1.3 below, “substantially agreed” is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. In cases where the surname of the female applicant changed to the surname of the male applicant we were informed by the management of the Seller that such changes are as a result of the changes in the marital status of the applicant. For the avoidance of doubt, we did not check that the changes in the surname of the applicant were due to the change in the marital status of the applicant as no evidence of changes to the marital status were available in the mortgage files.

3.1.1

For each loan in the Sample Pool B, we have compared whether the borrower name(s) shown in the Look-Up File, substantially agreed with that shown on the Application Form. In cases where the borrower name(s) in the Sample Pool B were incomplete, we confirmed that the borrower name(s) shown on the System substantially agreed with that shown on the Application Form. We found that the borrower name(s) agreed as described above, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.1.2

For each loan in the Sample Pool B, we have compared whether the borrower name(s) shown in the Look-Up File, substantially agreed with that shown on the latest Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification. In cases where the borrower name(s) in the Sample Pool B were incomplete, we confirmed that the borrower name(s) shown on the System substantially agreed with that shown on the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification. We found that the borrower name(s) agreed as described above, except for 1 case.

Deloitte ref	Description of exception

1	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

3.1.3

For each loan in the Sample Pool B, we have compared whether the borrower name(s) shown in the Look-Up File, substantially agreed with that shown on the COT, Land Registry Report, Request for Funds or Certificate of Insurance. In cases where the borrower name(s) in the Sample Pool B were incomplete, we confirmed that the borrower name(s) shown on the system substantially agreed with that shown on the COT, Land Registry Report, Request for Funds or Certificate of Insurance. We found that the borrower name(s) agreed as described above, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.2	Property Address

For the purposes of procedures 3.2.1 to 3.2.3 below, “substantially agreed” is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred, or an incomplete or incorrect postcode is found. In the case of new build properties where the given postal address differs from the plot address as per the documents, we confirmed that either the CML Documentation or a solicitor’s letter stated that the plot and postal addresses referred to the same property.

3.2.1

For each loan in the Sample Pool B, we have compared whether the property address shown in the Look-Up File, substantially agreed with that shown on the Offer Letter, Credit Agreement or Annual Statement. In cases where the Offer Letter, Credit Agreement or Annual Statement did not agree to the Sample Pool B we confirmed that the property address in the Sample Pool B substantially agreed to the property address on the System. We found that the property address agreed as described above, except for 1 case.

Deloitte ref	Description of exception

1	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

3.2.2

For each loan in the Sample Pool B, we have compared whether the property address shown in the Look-Up File, substantially agreed with that shown on the Valuation Report (or on the AVM report where applicable) or to the System. We found that the property address agreed to the Valuation Report (or the AVM report) or to the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.2.3

For each loan in the Sample Pool B, we have compared whether the property address shown in the Look-Up File, substantially agreed with that shown on the COT, Land Registry Report, Request for Funds or Certificate of Insurance. We found that the property address agreed to the COT, Land Registry Report, Request for Funds or Certificate of Insurance, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.3	Property Tenure

For each loan shown in the Sample Pool B, we have compared whether the property tenure agreed with that shown on the Land Registry Report, COT, Valuation Report or the Request for Funds. We found that the property tenure agreed to the Land Registry Report, COT, Valuation Report or the Request for Funds, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.4	Registered Charge

For each loan shown in Sample Pool B confirmed the charge was either flagged as first charge, or, where flagged as second charge, we confirmed the Land Registry Report showed the originator held first or second charge. We found that the charge was either flagged as first charge, or, where flagged as second charge, we confirmed the Land Registry Report showed the originator held first or second charge, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.5	Amount Advanced

For each loan shown in the Sample Pool B, we have compared whether the amount advanced agreed with that shown on the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification, to within +/- £100. We found that the amount advanced agreed to the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification, to within +/- £100, except for 3 cases.

Deloitte ref	Description of exception

1	Source documents unavailable

173	Source documents unavailable

260	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the loan population contained errors.

3.6	Current Balance

For each loan shown in the Sample Pool B, we have compared whether the current balance agreed with the System as at the Cut-Off Date, to within a tolerance of +/- £250. We found that the current balance agreed to the System, to within a tolerance of +/- £250, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.7	Original Term

For each loan shown in the Sample Pool B, we have compared whether the original term agreed with the term shown in the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification for each mortgage. We found that the original term agreed to that in the Offer Letter, Credit Agreement, Annual Statement or Interest Rate Notification, except for 1 case.

Deloitte ref	Description of exception

1	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

3.8	Valuation Amount

For each loan shown in the Sample Pool B, we have compared whether the valuation amount agreed with the amount shown on the Valuation Report (or on the AVM report where applicable) or to the System. For the purposes of this test, where the valuation amount shown on the Sample Pool B agreed with the valuation amount after essential repairs have been completed, we have assumed that the essential repairs have been completed. We found that the valuation amount agreed to that shown on the Valuation Report (or on the AVM report) or to the System, except for 1 case.

Deloitte ref	Description of exception

1	Sample Pool B = £175,000, Valuation Report = £178,000

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

3.9	Valuation Date

For each loan shown in the Sample Pool B, we have compared whether the valuation date agreed with that shown on the Valuation Report (or on the AVM report where applicable) or to the System within +/- 15 days, or in the case of loans with a re-inspection or additional Valuation Report on file, is equal to, or no later than, 6 months after the date on the original Valuation Report (or on the original AVM report, where applicable). We found that the valuation date agreed to that shown on the Valuation Report (or on the AVM report) or to the System as specified above, except for 1 case.

Deloitte ref	Description of exception

1	Sample Pool = 22/11/2002, Valuation Report = 20/05/2003

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

3.10 Credit Search

For each loan shown in the Sample Pool B, we have confirmed whether a Credit Search had been completed in the name(s) of the borrower(s). We found that a Credit Search had been completed in the name(s) of the borrower(s), except for 2 cases.

Deloitte ref	Description of exception

156	Credit Search unavailable

164	Credit Search unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

3.11	Income Confirmation

For each loan shown in the Sample Pool B, for loans flagged as verified we have confirmed whether proof of income in the form of pay slips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts was held on the loan file for at least one of the borrowers. For loans flagged as self-certified, we have compared whether the self-certification section on the application form had been completed or whether there was evidence of self-certification on file. In the case of loans flagged as buy to lets, we have compared whether a rental estimate had been obtained. We found proof of income as specified above was held on the loan file, except for 1 case.

Deloitte ref	Description of exception

156	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

For the avoidance of doubt, certified accounts are those certified by an accountant.

3.12	Document Signatories

3.12.1

For each loan shown in the Sample Pool B, we have confirmed whether the Application Form had been signed in the space designated for the borrower(s). We confirmed that the Application Form had been signed, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.12.2

For each loan shown in the Sample Pool B, we have confirmed whether the Valuation Report had been signed (where applicable) or that there was a valuer reference number shown on the System (where the valuation is in the form of an AVM, this is not required). We confirmed that the Valuation

Report had been signed where applicable, or there was a valuer reference shown on the System, except for 6 cases.

Deloitte ref	Description of exception

156	Valuation Report unavailable

164	Valuation Report unavailable

193	Valuation Report unavailable

386	Valuation Report unavailable

392	Valuation Report unavailable

394	Valuation Report unavailable

As a result of the procedures performed there is a 99% confidence that not more than 4% of the loan population contained errors.

3.12.3

For each loan shown in the Sample Pool B, we have confirmed whether the COT had been signed in the space designated for the solicitor, or where no COT was present we confirmed the presence of a Request for Funds or a Certificate of Insurance. We confirmed that the relevant document was present as described above, except for 1 case.#

Deloitte ref	Description of exception

1	Source documents unavailable

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

3.13	Origination Date

For each loan shown in the Sample Pool B, we have compared whether the origination date agreed with that shown on the System, Annual Statement or Interest Rate Notification, to within 1 day. We found that the origination date agreed to that shown on the System, Annual Statement or Interest Rate Notification, to within 1 day, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.14	Current Interest Rate

For each loan shown in the Sample Pool B, we have compared whether the current interest rate as at the Cut-Off Date agreed with that shown on the System. We found that the current interest rate as at the Cut-Off Date agreed to that shown on the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.15	Arrears Balance

For each loan shown in the Sample Pool B, we confirmed that the arrears balance as at the Cut-Off Date agreed to that shown on the System. We found that the arrears balance as at the Cut-Off Date agreed to that shown on the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

4.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

5.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 2 July 2020, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Legal Title Holder, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP